Label	Element	Value
AdvisorShares Restaurant ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES RESTAURANT ETF NYSE Arca Ticker: EATZ
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Restaurant ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is new and does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the restaurant business. The Fund defines companies in the restaurant business as those in the Restaurant Sub-Industry, which consists of owners and operators of restaurants, bars, pubs, and fast food or take out facilities as well as companies that provide food catering services.

The Fund invests primarily in U.S. exchange listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. The investment strategy typically identifies a wide variety of large- and mid-capitalization stocks, as well as numerous small- and micro-cap stocks.

The Fund will concentrate at least 25% of its investments in the Hotels, Restaurants & Leisure Industry within the Consumer Discretionary Sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on one business area, the Advisor intends to select companies with dominant positions in that market or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the restaurant business. The Fund defines companies in the restaurant business as those in the Restaurant Sub-Industry, which consists of owners and operators of restaurants, bars, pubs, and fast food or take out facilities as well as companies that provide food catering services. The Fund will concentrate at least 25% of its investments in the Hotels, Restaurants & Leisure Industry within the Consumer Discretionary Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk.
ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Consumer Discretionary Sector Risk.
The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector.  The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Hotels, Restaurants & Leisure Industry Risk.
The Hotels, Restaurants & Leisure Industry includes owners and operators of casinos and gaming facilities, hotels, resorts and cruise-ships, other leisure facilities (
e.g.
, sport and fitness centers, stadiums, golf courses and amusement parks), and restaurants, bars, pubs, fast-food or take-out facilities. The Hotels, Restaurants & Leisure Industry is highly competitive and relies heavily on consumer spending for success. The prices of securities of companies in the Hotels, Restaurants & Leisure Industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. Companies involved in the Hotels, Restaurants & Leisure Industry may be affected by the availability and expense of liability insurance. Legislative or regulatory changes and increased government supervision also may affect companies in the Hotels, Restaurants & Leisure Industry.

Restaurant Sub-Industry Risk.
Companies owning and operating restaurants may be affected by the performance of the domestic and international economy, interest rates, rates of inflation, exchange rates, competition, consumer confidence and reputational damage. The Fund’s performance will be sensitive to changes in, and will depend to a greater extent on, the overall condition of the
Restaurant Sub-Industry
. The success of companies owning and operating restaurants depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of such companies. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
In addition, restaurants may be affected by nutritional and health concerns, and federal, state and local food inspection and processing controls.
Changes in labor laws and other labor issues, such as increased labor costs, could adversely affect the financial performance of such companies. Companies owning and operating restaurants may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Equity Risk.
The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk.
In stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to NAV and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Growth Investing Risk.
Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Large-Capitalization Risk.
Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk.
The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk.
Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk.
Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Non-Diversification Risk.
As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Small-Capitalization Risk.
Security prices of small cap companies may be more volatile than those of larger companies and therefore the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in securities issued by larger-cap companies. These risks are even greater for micro-cap companies.

Trading Risk.
Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Value Investing Risk.
Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Restaurant ETF | AdvisorShares Restaurant ETF
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.60%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.19%	[1]
TOTAL ANNUAL OPERATING EXPENSES	rr_ExpensesOverAssets	0.79%
1 YEAR	rr_ExpenseExampleYear01	$ 81
3 YEARS	rr_ExpenseExampleYear03	$ 252

[1]	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.